5. Concentrations (Annual) (Details Narrative) (Annual)	11 Months Ended
Dec. 31, 2013
Customer Concentration Risk [Member]
Concentration Risk	51.00%
Supplier Concentration Risk [Member]
Concentration Risk	81.00%